Vista Outdoor Inc. - 10-Q Inventories	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Inventory [Line Items]
Inventories	Inventories
Net inventories consist of the following:

	June 30, 2024	March 31, 2024
Raw materials	$189,882	$179,308
Work in process	57,584	57,093
Finished goods	372,065	373,598
Net inventories	$619,531	$609,999
We consider inventories to be long-term if they are not expected to be sold within one year. Long-term inventories are presented on the balance sheet net of reserves within deferred charges and other non-current assets and totaled $38,943 and $38,683 as of June 30, 2024 and March 31, 2024, respectively.
Inventories
Net inventories consist of the following:

	March 31,
	2024	2023
Raw materials	$179,308	$199,225
Work in process	57,093	63,652
Finished goods	373,598	447,020
Net inventories	$609,999	$709,897
We consider inventories to be long-term if they are not expected to be sold within one year. Long-term inventories are presented on the balance sheet net of reserves within deferred charges and other non-current assets and totaled $38,683 and $45,929 as of March 31, 2024 and 2023, respectively.